Leases - Components of Lease Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Leases [Abstract]
Operating lease costs	$ 580	$ 1,154	$ 1,361	$ 2,423	$ 4,309	$ 8,517
Variable and short-term lease costs	2,260	1,672	4,646	2,961	9,545	3,691
Interest expense on finance lease liabilities		1,256	48	2,545	3,530	4,492
Amortization expense of finance lease assets		513	54	4,636	5,163	13,414
Total lease costs	$ 2,840	$ 4,595	$ 6,109	$ 12,565	$ 22,547	$ 30,114